Short-term bank loans and other debt	6 Months Ended
Jun. 30, 2016
Short-term Debt [Abstract]
Short-term bank loans and other debt

7. Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. Short-term bank loans at December 31, 2015 and June 30, 2016 consisted of the following:

	December 31,	June 30,
	2015	2016
	US$	US$
	(Audited)	(Unaudited)
Loan from China Guangfa Bank
Due January 21, 2017, at 5.0025% per annum	-	12,064,182
	-	12,064,182

Loan from Shenzhen Yingzhongtong Financial Information Services Co., Ltd.
Due July 7, 2016, at 11.00% per annum(2)	-	7,540,113
Due July 24, 2016, at 9.50% per annum(3)	-	4,524,068
	-	12,064,181

Loan from The Bank of East Asia
Due June 2, 2016, at 2.00% plus 3 month LIBOR(8)	9,675,655	-
Due August 16, 2016, at 1.40% plus 3 month LIBOR(4)	20,000,000	20,000,000
Due August 31, 2016, at 1.40% plus 3 month LIBOR(4)	9,700,000	9,700,000
Due September 20, 2016, at 1.40% plus 3 month LIBOR(4)	2,220,000	2,220,000
Due October 27, 2016, at 1.40% plus 3 month LIBOR(4)	13,250,000	13,250,000
Due November 18, 2016, at 1.25% plus 3 month LIBOR(4)	14,958,974	14,958,974
Due November 23, 2016, at 1.25% plus 3 month LIBOR(4)	34,421,617	34,421,617
	104,226,246	94,550,591

Loan from Bank of China Tokyo Branch
Due July 21, 2016, at 1.2% per annum(5)	30,000,000	30,000,000
Due September 26, 2016, at 1.55% per annum(5)	13,000,000	13,000,000
Due October 11, 2016, at 1.55% per annum(5)	20,000,000	20,000,000
	63,000,000	63,000,000

Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)")
Due May 18, 2016, at 2% plus 3 month LIBOR(1)	10,000,000	-
Due October 5, 2016, at 1.6% plus 3 month LIBOR(6)	20,000,000	20,000,000
	30,000,000	20,000,000

Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)")
Due September 21, 2016, at 1.7% plus 3 month LIBOR(7)	25,000,000	25,000,000
	25,000,000	25,000,000

Total short-term bank loans and other debt	222,226,246	226,678,954

(1)	These loans were paid in full during first half year of 2016.

(2)	Pursuant to the agreements with Shenzhen Yingzhongtong Financial Information Services Co., Ltd. entered into on April 1, 2016, this other debt is secured by the Group’s accounts receivable with net book value of US$9,425,142.

(3)	Pursuant to the agreements with Shenzhen Yingzhongtong Financial Information Services Co., Ltd. entered into on April 10, 2016, this other debt is secured by the Group’s accounts receivable with net book value of US$5,655,085.

(4)	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$20.0 million, US$9.7 million, US$2.2 million, US$13.3 million, US$15.0 million and US$34.4 million respectively, are denominated in US$ and are secured by the deposits of US$20,509,108 (December 31, 2015: US$20,943,698), US$9,955,966 (December 31, 2015: US$10,166,934), US$2,337,435 (December 31, 2015: US$2,386,966), US$13,466,643 (December 31, 2015: US$13,752,002), US$15,231,029 (December 31, 2015: US$15,553,766) and US$35,133,912 (December 31, 2015: US$35,878,403) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

(5)	Pursuant to the loan contract with Bank of China Tokyo Branch, these three loans from Bank of China Tokyo Branch amounting to US$30.0 million, US$13.0 million and US$20.0 million respectively, are denominated in US$ and are secured by the deposit of US$30,009,651 (December 31, 2015: US$30,645,559), US$13,421,402 (December 31, 2015: US$13,705,803) and US$20,659,911 (December 31, 2015: US$21,097,696) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

(6)	Pursuant to the loan contract with ICBC (Asia) this loan from ICBC (Asia), amounting to US$20.0 million, is denominated in US$ and is secured by the deposit of US$20,810,713 (December 31, 2015: US$21,251,694). Such deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

(7)	Pursuant to the loan contract with ICBC (Thai) this loan from ICBC (Thai), amounting to US$25.0 million, is denominated in US$ and is secured by the deposit of US$25,862,589 (December 31, 2015: US$26,410,620). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

(8)	Pursuant to the loan contract with The Bank of East Asia, the loan from The Bank of East Asia amounting to US$9.7 million, the maturity was extended from June 2, 2016 to June 1, 2018. Accordingly, this loan is classified as Long-term bank loans on the consolidated balance sheets as of June 30, 2016.

As of June 30, 2016, except when otherwise indicated, the Group’s short-term bank loans were denominated in RMB and were mainly secured by the Group’s land use rights with net book value of US$23,662,794 (December 31, 2015: US$ nil), accounts receivable with net book value of US$15,080,227 (December 31, 2015: nil).

The weighted average interest rate on short-term bank loans and other debt as of June 30, 2016 was 2.42% (December 31, 2015: 1.71%).